Schedule of Delinquent Contributions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Contributions
OMNICOM GROUP RETIREMENT SAVINGS PLAN
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
For The Year Ended December 31, 2025
EIN: 13-1514814
Plan No. 004

	Total that Constitutes Non-Exempt Prohibited Transactions
Participant Contributions and Loan Repayments Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction In VFCP	Total Fully Corrected Under VFCP and PTE (Prohibited Transaction Exemption)
$224	$—	$224	$—	$—

In 2025, one participating company failed to remit $224 for an employee's contribution to the Plan in a timely manner. This amount was subsequently remitted to the Plan. The Trustee computed and applied the applicable earnings to the participant.